Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Intangible Assets

	2023			2022
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,197	172	1,369	1,197	240	1,437
Additions	–	51	51	–	36	36
Acquisition of subsidiaries and operations 1	192	–	192	–	–	–
Amortisation for the year	–	(94)	(94)	–	(60)	(60)
Impairments for the year 2	–	(2)	(2)	–	–	–
Disposals	–	(15)	(15)	–	(16)	(16)
Divestment and demerger of subsidiaries and operations 3	–	–	–	–	(66)	(66)
Transfers and other movements	–	109	109	–	38	38

At the end of the financial year	1,389	221	1,610	1,197	172	1,369

– Cost	1,389	1,529	2,918	1,197	1,363	2,560
– Accumulated amortisation and impairments	–	(1,308)	(1,308)	–	(1,191)	(1,191)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

3	Relates to the merger of Petroleum with Woodside in FY2022. Refer to note 28 ‘Discontinued operations’ for more information.